Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

Components of deferred tax assets in the balance sheets are as follows:

	December 31, 2017	December 31,2016
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	$372,744	$588,248

Less valuation allowance	(372,744)	(588,248)

Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Reconciliation of Federal Statutory and Effective Income Tax Rate

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income tax provision is as follows:

	For the reporting period ended December 31, 2017	For the reporting period ended December 31, 2016

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%